UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             5/12/00
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        23
                                               -------------

Form 13F Information Table Value Total:        $154,885
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 ------------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   ------------------------------

      3               28-7474                   Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   ------------------------------

      4                                         Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   ------------------

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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105  12,126  4,409,569 SH      SHARED-OTHER    1,2,4       4,409,569
-----------------------------------------------------------------------------------------------------------------------------------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   3,937  1,431,664 SH      SHARED-OTHER    1,3         1,431,664
-----------------------------------------------------------------------------------------------------------------------------------
FARM FAMILY HLDGS INC             COM            307901108   3,721    125,083 SH      SHARED-OTHER    1,2,4         124,083
-----------------------------------------------------------------------------------------------------------------------------------
FARM FAMILY HLDGS  INC            COM            307901108     631     21,217 SH      SHARED-OTHER    1,3            21,217
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS L P        DEPOSIT UT NEW 40636T203  11,904    247,994 SH      SHARED-OTHER    1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108     539    123,144 SH      SHARED-OTHER    1,2,4         123,144
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108   4,781  1,092,756 SH      SHARED-OTHER    1,3         1,092,756
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL              COM            530154103   2,199    639,798 SH      SHARED-OTHER    1,2,4         639,798
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL              COM            530154103     116     33,702 SH      SHARED-OTHER    1,3            33,702
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102   1,453    193,711 SH      SHARED-OTHER    1,2,4         193,711
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102     227     30,300 SH     SHARED-OTHER     1,3             30,300
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108   1,540    947,656 SH     SHARED-OTHER     1,2,4          947,656
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108   8,225  5,061,742 SH     SHARED-OTHER     1,3          5,061,742
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103   3,409    266,105 SH     SHARED-OTHER     1,2,4          266,105
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103   2,376    185,420 SH     SHARED-OTHER     1,3            185,420
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FRONTLINE CAPITAL GROUP           COM            35921N101  37,693    856,655 SH     SHARED-OTHER     1,2,4          856,655
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FRONTLINE CAPITAL GROUP           COM            35921N101   7,175    163,061 SH     SHARED-OTHER     1,3            163,061
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KINDER MORGAN INC                 COM            482620101  12,535    363,343 SH     SHARED-OTHER     1,2,4          363,343
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KINDER MORGAN INC                 COM            482620101   8,538    247,487 SH     SHARED-OTHER     1,3            247,487
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PRISON REALTY TR                  COM            72424N105  17,891  5,842,014 SH     SHARED-OTHER     1,2,4        5,842,014
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PRISON REALTY TR                  COM            72424N105   6,750  2,204,086 SH     SHARED-OTHER     1,3          2,204,086
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CELEDON GROUP INC                 COM            150838100   5,642    218,030 SH     SHARED-OTHER     1,2,4          218,030
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CELEDON GROUP INC                 COM            150838100   1,477     57,070 SH     SHARED-OTHER     1,3             57,070

CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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